Investment properties (Tables)	12 Months Ended
Jun. 30, 2023
Investment properties
Schedule of investment property

£’000
At 1 July 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Year ended 30 June 2022
Opening net book amount	20,553
Depreciation charge	(280)
Closing net book amount	20,273
At 30 June 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273
Year ended 30 June 2023
Opening net book amount	20,273
Depreciation charge	(280)
Closing net book amount	19,993
At 30 June 2023
Cost	32,193
Accumulated depreciation and impairment	(12,200)
Net book amount	19,993

Schedule of other amounts recognized in profit or loss for investment properties

	2023	2022
	£’000	£’000
Rental revenue	2,215	2,240
Direct operating (credits)/expenses from properties, all of which generated rental revenue	(23)	294